EARNINGS PER SHARE - Summary of weighted average number of shares (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
EARNINGS PER SHARE
Profit after tax attributable to equity shareholders	£ 726	£ 687
Weighted average number of shares (before effect of treasury shares)	9,173	9,234
Weighted average number of shares (held by EBTs)	4
Basic weighted average number of shares	9,177	9,234
Effect of dilutive potential shares	27	30
Diluted weighted average number of shares	9,204	9,264
Basic earnings per share (pence)	£ 0.079	£ 0.074
Diluted earnings per share (pence)	£ 0.079	£ 0.074